Asset Retirement Obligations - Information Related to Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Beginning Balance	$ 222,876	$ 226,137	$ 222,989
Additions to asset retirement obligations	176	658	2,529
Accretion expense	1,001	4,135	4,260
Liabilities settled	(1,162)	(8,054)	(3,641)
Ending Balance	$ 222,891	$ 222,876	$ 226,137